Segment and Customer Information - Schedules of Concentration of Risk, by Risk Factor (Details) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Concentration Risk [Line Items]
Accounts receivable, net	$ 37,181			$ 37,181
(Predecessor)
Concentration Risk [Line Items]
Accounts receivable, net					$ 42,839
Customer 1 | Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Risk percentage	42.00%
Customer 1 | Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Risk percentage				34.00%
Accounts receivable, net	$ 14,886			$ 14,886
Customer 1 | (Predecessor) | Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Risk percentage		38.00%	46.00%		41.00%	40.00%
Customer 1 | (Predecessor) | Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Risk percentage					34.00%
Accounts receivable, net					$ 14,884